Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-Based Compensation
Share-Based Compensation

8. Share‑Based Compensation

Share-based compensation expense was included in general and administrative and research and development expenses as follows in the accompanying condensed statements of comprehensive loss (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
General and administrative	$275	$436	$559	$1,147
Research and development	163	473	352	782
Total share-based compensation	$438	$909	$911	$1,929

Stock Options

In April 2015, the Company adopted a 2015 Equity Incentive Plan (the 2015 Plan) under which 320,615 shares of the Company’s common stock were reserved for issuance to employees, directors and consultants. The 2015 Plan permits the grant of incentive and non‑statutory stock options, appreciation rights, restricted stock, restricted stock units, performance stock and cash awards, and other stock‑based awards.

Amended and Restated 2015 Equity Incentive Plan

In April 2016, the Company’s board of directors approved the Company’s amended and restated 2015 Plan (the A&R 2015 Plan). The Company’s stockholders also approved the A&R 2015 Plan in April 2016 and the A&R 2015 Plan became effective immediately upon the execution and delivery of the underwriting agreement related to the IPO. The A&R 2015 Plan provides for the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance-based stock awards and other forms of equity awards, as well as performance cash awards.

Under the A&R 2015 Plan, the number of shares of common stock reserved for issuance thereunder automatically increases on January 1st of each year, for a period of 10 years commencing on January 1, 2017 and ending on (and including) January 1, 2026, to an amount equal to 20% of the Company’s fully-diluted shares as of December 31st of the preceding calendar year. Notwithstanding the foregoing, the Company’s board of directors may act prior to January 1st of a given year to provide that there will be no January 1st increase in the shares reserved for such year, or that the increase in shares reserved for such year will be less than would have otherwise been allowed under the provision. Effective January 1, 2019, 501,001 shares were added to the A&R 2015 Plan under the share reserve provision. As a result, the total shares available under the A&R 2015 Plan for future issuance was 1,030,583 shares as of June 30, 2019.

Inducement Plan

In September 2016, the Company’s board of directors approved the Company’s Inducement Plan (the Inducement Plan). The Company initially reserved 300,000 shares of its common stock to be used exclusively for grants of awards to individuals who were not previously employees or directors of the Company, as an inducement material to the individual’s entry into employment with the Company within the meaning of Rule 5635(c)(4) of the NASDAQ Listing Rules. The Plan was approved by the Company’s board of directors without stockholder approval pursuant to Rule 5635(c)(4), and the terms and conditions of the Plan are substantially similar to the Company’s stockholder-approved A&R 2015 Plan. The total shares available under the Inducement Plan for future issuance was 249,479 shares as of June 30, 2019.

2016 Employee Stock Purchase Plan

In April 2016, the Company’s board of directors approved the 2016 Employee Stock Purchase Plan (the ESPP) in order to enable eligible employees to purchase shares of the Company’s common stock at a discount following the effective date of the IPO. The Company’s stockholders also approved the ESPP in April 2016 and the ESPP became effective immediately upon the execution and delivery of the underwriting agreement related to the IPO. The Company initially reserved 150,000 shares of common stock for issuance under the ESPP. As of June 30, 2019, no shares have been purchased under the ESPP.

During the three months ended June 30, 2019 and 2018, the Company granted an aggregate of zero and 350,000 stock options, respectively, and zero and 822,000 stock options during the six months ended June 30, 2019 and 2018, respectively, under the A&R 2015 Plan and the Inducement Plan to its officers, directors, employees and consultants, generally vesting over a four-year period. The weighted average grant date fair value for option shares granted during the three and six months ended June 30, 2018 was $3.57 and $5.07 per share, respectively.

The Company measures the fair value of stock options to employees, consultants and directors on the date of grant with service‑based and performance‑based vesting criteria using the Black‑Scholes option pricing model and market-based vesting criteria using a Monte Carlo simulation model. The Company does not have sufficient history to support a calculation of volatility and expected term. As such, the Company has used a weighted‑average volatility considering the volatilities of several guideline companies.

For purposes of identifying similar entities, the Company considered characteristics such as industry, length of trading history, and stage of life cycle. The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. The average expected life of the options was determined based on the mid‑point between the vesting date and the end of the contractual term according to the “simplified method” as described in Staff Accounting Bulletin 110. The risk‑free interest rate is determined by reference to implied yields available from U.S. Treasury securities with a remaining term equal to the expected life assumed at the date of grant. The Company records forfeitures when they occur.

The weighted‑average assumptions used in the Black‑Scholes option‑pricing and Monte Carlo simulation models are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018

Expected stock price volatility	—	66.0%	—	66.3%
Expected life of options (years)	—	5.7	—	5.8
Expected dividend yield	—	0%	—	0%
Risk free interest rate	—	2.9%	—	2.7%

During the three months ended June 30, 2019 and 2018, 87,021 and 127,062 stock options vested, respectively, and 166,133 and 307,410 stock options vested during the six months ended June 30, 2019 and 2018, respectively. During the three months ended June 30, 2019 and 2018, 70,800 and 111,389 stock options were forfeited, respectively, and 77,800 and 114,889 stock options were forfeited during the six months ended June 30, 2019 and 2018, respectively. As of June 30, 2019, 2,722,973 stock options were outstanding, 1,930,014 stock options were vested and 1,280,062 shares in the aggregate were available for future issuance under the A&R 2015 and Inducement Plans.

Unrecognized share‑based compensation cost for stock options issued under the A&R 2015 Plan and the Inducement Plan was $2.8 million as of June 30, 2019. The unrecognized share‑based expense is expected to be recognized over a weighted average period of 1.1 years.

9. Share‑Based Compensation

Share-based compensation expense was included in general and administrative and research and development costs as follows in the accompanying statements of comprehensive loss (in thousands):

	Year Ended
	December 31,
	2018	2017	2016
General and administrative	$2,378	$4,091	$1,166
Research and development	1,753	1,182	552
Total share-based compensation	$4,131	$5,273	$1,718

Restricted Stock Awards

During the years ended December 31, 2018, 2017 and 2016, the Company did not grant any restricted stock awards (RSAs). Previously granted RSAs were subject to various vesting schedules and generally vested ratably over a six to twenty four month period coinciding with their respective service periods. During the years ended December 31, 2018, 2017 and 2016, no RSAs were forfeited.

A summary of RSA grant activity is as follows:

	Number of	Weighted-Average
	Shares	Fair Value (per share)

Non‑vested at December 31, 2015	348,093	$0.09
Granted	—	$—
Vested	(344,084)	$0.09
Non‑vested at December 31, 2016	4,009	$0.21
Granted	—	$—
Vested	(4,009)	$0.21
Non‑vested at December 31, 2017	—	$—
Granted	—	$—
Vested	—	$—
Non‑vested at December 31, 2018	—	$—

Grant date fair market value for the RSAs issued prior to the IPO was based on traditional valuation techniques and methods in determining the fair value of the Company’s equity as a private company including market, income, and cost valuation approaches. A number of objective and subjective factors were considered including contemporaneous and retrospective valuations of its common stock performed by an unrelated valuation specialist, sales of the Company’s convertible preferred stock to unrelated third parties, valuations of comparable peer public companies, the lack of liquidity of the Company’s capital stock and general and industry‑specific economic outlook. The fair value of the Company’s common stock was determined by the Company’s board of directors prior to the IPO.

Stock Options

In April 2015, the Company adopted a 2015 Equity Incentive Plan (the 2015 Plan) under which 320,615 shares of the Company’s common stock were reserved for issuance to employees, directors and consultants. The 2015 Plan permits the grant of incentive and non‑statutory stock options, appreciation rights, restricted stock, restricted stock units, performance stock and cash awards, and other stock‑based awards.

Amendment and Restatement of 2015 Equity Incentive Plan

In April 2016 the Company’s board of directors approved the Company’s amended and restated 2015 Plan (the A&R 2015 Plan). The A&R 2015 Plan became effective immediately upon the execution and delivery of the underwriting agreement related to the IPO. The A&R 2015 Plan provides for the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance-based stock awards and other forms of equity awards, as well as performance cash awards. The Company initially reserved 2,400,000 shares of common stock for issuance under the A&R 2015 Plan.

During the years ended December 31, 2018, 2017 and 2016, the Company granted an aggregate of 772,000,  150,500 and 1,825,700, respectively, of stock options under the A&R 2015 Plan or the 2015 Plan to its officers, directors, employees and consultants, generally vesting over a three or four-year period.

Inducement Plan

In September 2016 the Company’s board of directors approved the Company’s Inducement Plan (the Inducement Plan). The Company initially reserved 300,000 shares of its common stock to be used exclusively for grants of awards to individuals who were not previously employees or directors of the Company, as an inducement material to the individual’s entry into employment with the Company within the meaning of Rule 5635(c)(4) of the Nasdaq Listing Rules. The Plan was approved by the Company’s board of directors without stockholder approval pursuant to Rule 5635(c)(4), and the terms and conditions of the Plan are substantially similar to the Company’s stockholder-approved A&R 2015 Plan. During the years ended December 31, 2018, 2017 and 2016 was 50,000,  98,000 and 198,000 stock options to newly-hired officers and employees were granted, respectively, under the Inducement Plan, generally vesting over a four-year period.

The following table summarizes the Company’s stock option plan activity for the years ended December 31, 2018, 2017 and 2016 as follows:

			Weighted‑
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (years)	Value(1)

Outstanding at December 31, 2015	302,842	$2.43	9.60	$1,031,000
Granted	2,023,700	$10.07	—	—
Exercised	—	$—	—	—
Forfeited/Cancelled	(83,742)	$9.12	—	—
Outstanding at December 31, 2016	2,242,800	$9.07	9.48	$(2,759,000)
Granted	248,500	$12.24	—	—
Exercised	(23,910)	$1.92	—	—
Forfeited/Cancelled	(3,250)	$1.34	—	—
Outstanding at December 31, 2017	2,464,140	$9.46	8.58	$(3,715,000)
Granted	822,000	$8.24	—	—
Exercised	(40,398)	$2.25	—	—
Forfeited/Cancelled	(444,968)	$10.61	—	—
Outstanding at December 31, 2018	2,800,774	$9.02	7.96	$(22,994,287)
Vested and exercisable at December 31, 2018	1,812,181	$9.15	7.72	$(15,120,294)
Vested and expected to vest at December 31, 2018	2,800,774	$9.02	7.96	$(22,994,287)

(1)

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of our common stock as of December 31, 2018, 2017 and 2016 of $0.81,  $7.95 and $7.84 per share, respectively.

The weighted average fair value per share of options granted during the years ended December 31, 2018, 2017 and 2016 was $5.07,  $7.35 and $6.37, respectively.

The Company measures the fair value of stock options with service‑based and performance‑based vesting criteria to employees, consultants and directors on the date of grant using the Black‑Scholes option pricing model. The fair value of equity instruments issued to non‑employees is re‑measured as the award vests. The Company does not have history to support a calculation of volatility and expected term. As such, the Company has used a weighted‑average volatility considering the volatilities of several guideline companies.

For purposes of identifying similar entities, the Company considered characteristics such as industry, length of trading history, and stage of life cycle. The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. The average expected life of the options was determined based on the mid‑point between the vesting date and the end of the contractual term according to the “simplified method” as described in Staff Accounting Bulletin 110. The risk‑free interest rate is determined by reference to implied yields available from U.S. Treasury securities with a remaining term equal to the expected life assumed at the date of grant. The Company records forfeitures when they occur.

The weighted‑average assumptions used in the Black‑Scholes option‑pricing model are as follows:

	Year Ended
	December 31,
	2018	2017	2016

Expected stock price volatility	66.3%	65.8%	71.447%
Expected life of options (years)	5.8	5.9	6.02
Expected dividend yield	0%	0%	0%
Risk free interest rate	2.7%	2.0%	1.2%

During the years ended December 31, 2018, 2017 and 2016, 709,521,  861,645 and 276,248 stock options vested, respectively. The weighted average fair value per share of options vesting during the years ended December 31, 2018, 2017 and 2016 was $6.15,  $5.99 and $4.59, respectively. During the years ended December 31, 2018, 2017 and 2016,  444,968, 3,250, and 83,742 stock options were forfeited, respectively. As of December 31, 2018, 701,261 shares were available for future issuance under the A&R 2015 and Inducement Plans.

Under the A&R 2015 Plan, common shares reserved automatically increase on January 1st of each year, for a period of 10 years commencing on January 1, 2017 and ending on (and including) January 1, 2026, to an amount equal to 20% of the Company’s fully-diluted shares as of December 31st of the preceding calendar year. Notwithstanding the foregoing, the Company’s board of directors may act prior to January 1st of a given year to provide that there will be no January 1st increase in the shares reserved for such year, or that the increase in shares reserved for such year will be a lesser number of shares than what would have otherwise been allowed to occur under the provision. Effective January 1, 2018, 415,077 shares were added to the A&R 2015 Plan under the share reserve provision. There were no shares added to the A&R 2015 Plan under the share reserve provision during fiscal year 2017 or 2016. Effective January 1, 2019, 501,001 shares were added to the A&R 2015 Plan under the share reserve provision. See Note 16 – Subsequent Events.

Unrecognized share‑based compensation cost for the RSAs and stock options issued under the Company’s 2014 Shareholders Agreement, A&R 2015 Plan and Inducement Plan was $3.9 million as of December 31, 2018. All of the unrecognized compensation cost was related to the stock options. The non‑employee portion of the unrecognized compensation cost was estimated utilizing the Company’s fair market value for its common stock as of December 31, 2018. The unrecognized share‑based expense is expected to be recognized over a weighted average period of 1.5 years.

Adoption of 2016 Employee Stock Purchase Plan

In April 2016 the Company’s board of directors approved the 2016 Employee Stock Purchase Plan (the ESPP) in order to enable eligible employees to purchase shares of the Company’s common stock at a discount following the effective date of the IPO. The Company’s stockholders also approved the ESPP in April 2016 and the ESPP became effective immediately upon the execution and delivery of the underwriting agreement related to the IPO. The Company initially reserved 150,000 shares of common stock for issuance under the ESPP. As of December 31, 2018, no shares were purchased under the ESPP.